Joint Ventures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Investments accounted for using equity method		$ 39,824	$ 85,993	$ 109,435
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Statement [Line Items]
Investments accounted for using equity method		0	9,028	1,992
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	(280)	(632)
Share of other comprehensive income joint ventures accounted for using equity method		0	0	0
Share of total comprehensive income of joint ventures accounted for using equity method		0	(280)	(632)
Coromandel SQM India [Member]
Statement [Line Items]
Investments accounted for using equity method	[1]	0	0	1,568
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	0	0	(98)
Share of other comprehensive income joint ventures accounted for using equity method	[1]	0	0	(38)
Share of total comprehensive income of joint ventures accounted for using equity method	[1]	0	0	(136)
SQM Vitas Fzco. [Member]
Statement [Line Items]
Investments accounted for using equity method		8,682	9,720	9,111
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		6,304	2,010	1,797
Share of other comprehensive income joint ventures accounted for using equity method		429	(1,469)	437
Share of total comprehensive income of joint ventures accounted for using equity method		6,733	541	2,234
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Investments accounted for using equity method	[1]	0	0	3,464
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	0	83	296
Share of other comprehensive income joint ventures accounted for using equity method	[1]	0	0	0
Share of total comprehensive income of joint ventures accounted for using equity method	[1]	0	83	296
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	0	3,511	5,347
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[2]	4,582	1,018	564
Share of other comprehensive income joint ventures accounted for using equity method	[2]	(429)	(1,469)	(225)
Share of total comprehensive income of joint ventures accounted for using equity method	[2]	4,153	(451)	339
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Investments accounted for using equity method	[2]	4,681	1,659	1,955
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[2]	1,645	660	211
Share of other comprehensive income joint ventures accounted for using equity method	[2]	0	0	661
Share of total comprehensive income of joint ventures accounted for using equity method	[2]	1,645	660	872
SQM Vitas BV [Member]
Statement [Line Items]
Investments accounted for using equity method		0	0	1,304
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	0	(15)
Share of other comprehensive income joint ventures accounted for using equity method		0	0	(27)
Share of total comprehensive income of joint ventures accounted for using equity method		0	0	(42)
Joint ventures [member]
Statement [Line Items]
Investments accounted for using equity method		4,681	5,170	7,394
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		6,227	1,678	806
Share of other comprehensive income joint ventures accounted for using equity method		(429)	(1,469)	435
Share of total comprehensive income of joint ventures accounted for using equity method		5,798	209	1,241
Pavoni C Spa [Member]
Statement [Line Items]
Investments accounted for using equity method		7,030	7,222	6,864
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		174	9	36
Share of other comprehensive income joint ventures accounted for using equity method		(317)	349	(255)
Share of total comprehensive income of joint ventures accounted for using equity method		(143)	358	(219)
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Investments accounted for using equity method	[3]	0	0	40
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[3]	0	0	0
Share of other comprehensive income joint ventures accounted for using equity method	[3]	37	16	(13)
Share of total comprehensive income of joint ventures accounted for using equity method	[3]	37	16	(13)
Arpa Speciali SRL [Member]
Statement [Line Items]
Investments accounted for using equity method		0	0	92
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	0	31
Share of other comprehensive income joint ventures accounted for using equity method		0	0	(1)
Share of total comprehensive income of joint ventures accounted for using equity method		0	0	30
Joint Venture Total [Member]
Statement [Line Items]
Investments accounted for using equity method		15,712	25,970	24,343
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		6,478	1,822	1,384
Share of other comprehensive income joint ventures accounted for using equity method		149	(1,104)	104
Share of total comprehensive income of joint ventures accounted for using equity method		$ 6,627	$ 718	$ 1,488

[1]	These investments were disposed of in 2020
[2]	SQM Vitas Fzco.
[3]	See more details in Note 8.4 (a).